                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]

Pre-Effective Amendment No.

Post-Effective Amendment No. 55 (File No. 33-25824)

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 57 (File No. 811-5696)

                        RIVERSOURCE GLOBAL SERIES, INC.
                       50606 Ameriprise Financial Center
                          Minneapolis, Minnesota 55474

                                Scott R. Plummer
                        5228 Ameriprise Financial Center
                             Minneapolis, MN 55474
                                 (612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box.)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on July 1, 2008 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A.

     The prospectus for Threadneedle Emerging Markets Fund is incorporated by reference to that filed in Registrant's Post-Effective Amendment No. 53 to Registration Statement No. 33-25824 on or about Dec. 20, 2007.

     The prospectus for Threadneedle Global Equity Fund is incorporated by reference to that filed in Registrant's Post-Effective Amendment No. 53 to Registration Statement No. 33-25824 on or about Dec. 20, 2007.

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                      PROSPECTUS SUPPLEMENT -- JULY 1, 2008

THREADNEEDLE EMERGING MARKETS FUND -- PROSPECTUS (12/28/07 AS AMENDED 3/31/08) S-6354-99 U

The following changes are expected to become operational Aug. 1, 2008:

THE FRONT COVER OF THE PROSPECTUS IS REVISED TO INCLUDE THE FOLLOWING ADDITIONAL CLASS OF SHARES: CLASS R5

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" in the Fund's prospectus.

PAST PERFORMANCE

Class R5 is new and therefore performance information is not shown. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time.

Past performance for Class R5 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class R4. The blended class performance will not be adjusted to reflect differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in a presentation of higher performance for classes with higher operating expenses than those of the class with which they are blended, and a presentation of lower performance for classes with lower operating expenses than those of the class with which they are blended.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The table is supplemented as follows:

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                   CLASS R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering
price)                                                                               None
Maximum deferred sales charge (load) imposed on sales (as a percentage of
offering price at time of purchase)                                                  None


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                       CLASS R5
Management fees(a)                                                                   1.11%
Distribution (12b-1) fees                                                            0.00%
Other expenses(b)                                                                    0.33%
Total annual fund operating expenses                                                 1.44%


(a) Includes the impact of a performance incentive adjustment that increased the management fee by 0.03% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Emerging Markets Funds Index. See "Fund Management and Compensation" for more information.
(b) Other expenses are based on estimated amounts for the current fiscal year and include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses is estimated to be less than 0.01% for the fiscal period. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

EXAMPLES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The table is supplemented as follows:

The amounts shown for Class R5 are the same whether or not you redeem your shares at the end of the periods shown.

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class R5                                                        $147       $456       $788      $1,729




--------------------------------------------------------------------------------
S-6354-1 A (7/08)

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                      PROSPECTUS SUPPLEMENT -- JULY 1, 2008

THREADNEEDLE GLOBAL EQUITY FUND -- PROSPECTUS (JULY 2008)           S-6334-99 AF

The following changes are expected to become operational Aug. 1, 2008:

THE FRONT COVER OF THE PROSPECTUS IS REVISED TO INCLUDE THE FOLLOWING ADDITIONAL CLASS OF SHARES: CLASS I

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" in the Fund's prospectus.

PAST PERFORMANCE

Class I is new and therefore performance information is not shown. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The table is supplemented as follows:

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                    CLASS I
Maximum sales charge (load) imposed on purchases (as a percentage of offering
price)                                                                                None
Maximum deferred sales charge (load) imposed on sales (as a percentage of
offering price at time of purchase)                                                   None


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                        CLASS I
Management fees(a)                                                                   0.78%
Distribution (12b-1) fees                                                            0.00%
Other expenses(b)                                                                    0.16%
Total annual fund operating expenses                                                 0.94%


(a) Includes the impact of a performance incentive adjustment that increased the management fee by 0.004% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Global Funds Index. See "Fund Management and Compensation" for more information.
(b) Other expenses are based on estimated amounts for the current fiscal year and include an administrative services fee, a custody fee and other nonadvisory expenses. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses is estimated to be less than 0.01% for the fiscal period. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

EXAMPLES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The table is supplemented as follows:

The amounts shown for Class I are the same whether or not you redeem your shares at the end of the periods shown.

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class I                                                          $96       $300       $521      $1,159




--------------------------------------------------------------------------------
S-6334-4 A (7/08)

Part B.

     The Statement of Additional Information for Threadneedle Emerging Markets Fund and Threadneedle Global Equity Fund is incorporated by reference to that filed in Registrant's 497 filing filed on or about June 3, 2008. The information in Part A of this Registration Statement that relates to the Statement of Additional Information of the Registrant is incorporated herein by reference.

     The financial statements for Threadneedle Emerging Markets Fund and Threadneedle Global Equity Fund are incorporated by reference to that filed in Registrant's Post-Effective Amendment No. 53 to Registration Statement No. 33-25824 on or about Dec. 20, 2007.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation, dated October 28, 1988, filed as Exhibit 1 to Registration Statement No. 33-25824, are incorporated by reference.

(a)(2) Articles of Amendment, dated October 10, 1990, filed as Exhibit 1 to Registrant's Post Effective Amendment No. 9 to Registration Statement No. 33-25824, are incorporated by reference.

(a)(3) Articles of Amendment, dated June 16, 1999, filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-25824 filed on or about Dec. 21, 2000, are incorporated by reference.

(a)(4) Articles of Amendment of AXP Global Series, Inc., dated November 14, 2002, filed electronically as Exhibit (a)(4) to Registration Statement No. 33-25824 on or about Dec. 20, 2002, are incorporated by reference.

(a)(5) Articles of Amendment, dated April 21, 2006, filed electronically on or about June 2, 2006 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 33-25824 are incorporated by reference.

(a)(6) Certificate of Designation, dated April 8, 2008 filed electronically on or about April 17, 2008 as Exhibit (a)(6) to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 33-25824 is incorporated by reference.

(a)(7) Certificate of Designation, dated April 10, 2008 filed electronically on or about April 17, 2008 as Exhibit (a)(7) to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 33-25824 is incorporated by reference.

(b) By-laws, as amended April 13, 2006, filed electronically on or about April 17, 2008 as Exhibit (b) to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 33-25824 are incorporated by reference.

(c)    Instruments Defining Rights of Security Holders: Not Applicable.

(d)(1) Investment Management Services Agreement, amended and restated, dated May 1, 2006, between Registrant and RiverSource Investments, LLC filed electronically on or about June 2, 2006 as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 33-25824 is incorporated by reference.

(d)(2) Subadvisory Agreement, dated July 10, 2004, between Ameriprise Financial Corporation and Threadneedle International Limited, filed electronically on or about Dec. 2, 2004 as Exhibit (d)(2) to AXP International Series, Inc. Post-Effective Amendment No. 40 to Registration Statement No. 2-92309 is incorporated by reference.

(d)(3) The Consent Agreement, dated March 1, 2006, between RiverSource Investments, LLC and Threadneedle International Limited filed electronically on or about April 3, 2006 as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 48 to Registration Statement No. 33-25824 is incorporated by reference.

(e)(1) Distribution Agreement, effective Aug. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (e)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(e)(2) Form of Service Agreement for RiverSource Distributors, Inc. and RiverSource Service Corporation filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(e)(3) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(f)    Bonus or Profit Sharing Contracts: Not Applicable.

(g)(1) Custodian Agreement, dated Oct. 1, 2005, amended and restated April 10, 2008, between Registrant and Ameriprise Trust Company filed electronically on or about April 21, 2008 as Exhibit (g)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(g)(2) Custodian Agreement between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York dated May 13, 1999, filed electronically as Exhibit (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 25, 1999 is incorporated by reference.

(g)(3) Custodian Agreement First Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated Dec. 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(4) Custodian Agreement Second Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(5) Custodian Agreement Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated Jan. 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated April 10, 2008, between Registrant and Ameriprise Financial, Inc. filed electronically on or about April 21, 2008 as Exhibit (h)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(2) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated April 10, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about May 29, 2008 as Exhibit (h)(2) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 48 to Registration Statement No. 2-93745 is incorporated by reference.

(h)(3) Master Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated April 10, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about May 29, 2008 as Exhibit (h)(3) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 48 to Registration Statement No. 2-93745 is incorporated by reference.

(h)(4) Agreement and Plan of Reorganization between AXP Global Series, Inc., on behalf of AXP Emerging Markets Fund, and Strategist World Fund, Inc., on behalf of Strategist Emerging Markets Fund, dated March 10, 2000, filed electronically as Exhibit (h)(7) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-25824 filed on or about Dec. 21, 2000, is incorporated by reference.

(h)(5) Agreement and Plan of Reorganization between AXP Global Series, Inc., on behalf of AXP Global Bond Fund, and Strategist World Fund, Inc., on behalf of Strategist World Income Fund, dated March 10, 2000, filed electronically as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-25824 filed on or about Dec. 21, 2000, is incorporated by reference.

(h)(6) Agreement and Plan of Reorganization between AXP Global Series, Inc., on behalf of AXP Global Growth Fund, and Strategist World Fund, Inc., on behalf of Strategist World Growth Fund, dated March 10, 2000, filed electronically as Exhibit (h)(9) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-25824 filed on or about Dec. 21, 2000, is incorporated by reference.

(h)(7) Agreement and Plan of Reorganization between AXP Global Series, Inc., on behalf of AXP Innovations Fund, and Strategist World Fund, Inc., on behalf of Strategist World Technologies Fund, dated March 10, 2000, filed electronically as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-25824 filed on or about Dec. 21, 2000, is incorporated by reference.

(h)(8) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated April 10, 2008, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc. and the

       Registrant filed electronically on or about April 21, 2008 as Exhibit
       (h)(3) to RiverSource Variable Series Trust Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(9) License Agreement, effective May 1, 2006, amended and restated as of Sept. 11, 2007, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about Oct. 30, 2007 as Exhibit (h)(7) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)    Consent of Independent Registered Public Accounting Firm (Ernst & Young
       LLP) is filed electronically herewith.

(k)    Omitted Financial Statements: Not Applicable.

(l)    Initial Capital Agreement: Not Applicable.

(m) Plan and Agreement of Distribution, dated Aug. 1, 2006, amended and restated April 10, 2008, between Registrant and RiverSource Distributors, Inc. filed electronically on or about May 29, 2008 as Exhibit (m) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 48 to Registration Statement No. 2-93745 is incorporated by reference.

(n) Rule 18f - 3(d) Plan, amended and restated as of April 10, 2008, filed electronically on or about May 29, 2008 as Exhibit (n) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 48 to Registration Statement No. 2-93745 is incorporated by reference.

(o)    Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Aug. 27, 2007 as Exhibit (p)(1) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(p)(2) Codes of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Jan. 2008, and for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to RiverSource Variable Series Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 are incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 11, 2007, filed electronically on or about Oct. 2, 2007 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 33-25824 is incorporated by reference.



Item 24. Persons Controlled by or Under Common Control with Registrant:

     RiverSource Investments, LLC, as sponsor of the RiverSource Funds, may make initial capital investments in RiverSource funds (seed accounts). RiverSource Investments also serves as investment manager of certain RiverSource funds-of-funds that invest primarily in Class I shares of affiliated RiverSource funds (the "underlying funds"). RiverSource Investments does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that RiverSource Investments may be deemed to control certain RiverSource funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the RiverSource funds-of-funds (which votes proxies for the RiverSource funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



Item 26. Business and Other Connections of the Investment Adviser (RiverSource Investments, LLC)

The following are directors and principal officers of RiverSource Investments, LLC who are directors and/or officers of one or more other companies:

Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
Neysa M. Alecu,         Advisory Capital Partners LLC          Dissolved                  Anti-Money Laundering Officer (resigned
Anti-Money Laundering                                                                     5/23/06)
Officer
                        Advisory Capital Strategies Group                                 Anti-Money Laundering Officer
                        Inc.

                        Advisory Convertible Arbitrage LLC     Dissolved                  Anti-Money Laundering Officer (resigned
                                                                                          5/23/06)

                        Advisory Select LLC                    Dissolved                  Anti-Money Laundering Officer (resigned
                                                                                          5/1/07)

                        American Enterprise Investment         70400 AXP Financial        Anti-Money Laundering Officer
                        Services Inc.                          Center, Minneapolis, MN
                                                               55474

                        American Enterprise Life Insurance     Dissolved                  Anti-Money Laundering Officer (resigned
                        Company                                                           12/30/06)

                        American Enterprise REO 1 LLC          Dissolved                  Anti-Money Laundering Officer (resigned
                                                                                          6/13/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        Alabama Inc.                                                      6/29/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        Arizona Inc.                                                      6/29/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        Idaho Inc.                                                        6/29/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        Maryland Inc.                                                     7/27/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        Massachusetts Inc.                                                8/18/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        Nevada Inc.                                                       6/29/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        New Mexico Inc.                                                   6/29/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        Oklahoma Inc.                                                     6/29/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        Texas Inc.                                                        7/29/07)

                        American Express Insurance Agency of   Dissolved                  Anti-Money Laundering Officer (resigned
                        Wyoming Inc.                                                      7/2/07)

                        American Partners Life Insurance       Dissolved                  Anti-Money Laundering Officer (resigned
                        Company                                                           12/30/06)

                        Ameriprise Auto & Home Insurance       3500 Packerland Drive      Anti-Money Laundering Officer
                        Agency, Inc.                           De Pere, WI 54115

                        Ameriprise Certificate Company         70100 Ameriprise           Anti-Money Laundering Officer (resigned
                                                               Financial Center,          8/24/07)
                                                               Minneapolis, MN 55474

                        Ameriprise Financial, Inc.             200 Ameriprise Financial   Anti-Money Laundering Officer
                                                               Center, Minneapolis, MN
                                                               55474

                        Ameriprise Financial Services, Inc.    5221 Ameriprise            Anti-Money Laundering Officer
                                                               Financial Center,
                                                               Minneapolis, MN 55474



Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
                        Ameriprise Trust Company               200 Ameriprise Financial   Anti-Money Laundering Officer
                                                               Center, Minneapolis, MN
                                                               55474

                        Boston Equity General Partner LLC                                 Anti-Money Laundering Officer

                        IDS Capital Holdings Inc.                                         Anti-Money Laundering Officer

                        IDS Management Corporation                                        Anti-Money Laundering Officer

                        RiverSource Distributors, Inc.         50611 Ameriprise           Anti-Money Laundering Officer
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        RiverSource Life Insurance Company     829 Ameriprise Financial   Anti-Money Laundering Officer
                                                               Center, Minneapolis, MN
                                                               55474

                        RiverSource Service Corporation        734 Ameriprise Financial   Anti-Money Laundering Officer
                                                               Center, Minneapolis, MN
                                                               55474

Patrick Thomas          Ameriprise Trust Company               200 Ameriprise Financial   Director, Senior Vice President
Bannigan,                                                      Center, Minneapolis, MN
Director and Senior                                            55474
Vice President -
Asset Management,       RiverSource Distributors, Inc.         50611 Ameriprise           Vice President
Products and                                                   Financial Center,
Marketing                                                      Minneapolis, MN 55474

                        RiverSource Service Corporation        734 Ameriprise Financial   Director
                                                               Center, Minneapolis, MN
                                                               55474

Walter S. Berman,       Advisory Capital Partners LLC          Dissolved                  Treasurer (resigned 5/23/06)
Treasurer
                        Advisory Capital Strategies Group                                 Treasurer
                        Inc.

                        Advisory Convertible Arbitrage LLC     Dissolved                  Treasurer (resigned 5/23/06)

                        Advisory Select LLC                    Dissolved                  Treasurer (resigned 5/1/07)

                        American Centurion Life Assurance      Dissolved                  Vice President and Treasurer (resigned
                        Company                                                           12/30/06)

                        American Enterprise Investment         70400 AXP Financial        Treasurer
                        Services Inc.                          Center, Minneapolis, MN
                                                               55474

                        American Enterprise Life Insurance     Dissolved                  Vice President and Treasurer (resigned
                        Company                                                           12/30/06)

                        American Enterprise REO 1 LLC          Dissolved                  Treasurer (resigned 6/13/07)

                        American Express Financial Advisors,   Dissolved                  Vice President and Treasurer (resigned
                        Japan Inc.                                                        2/4/08)

                        American Express Insurance Agency of   Dissolved                  Treasurer (resigned 6/29/07)
                        Alabama, Inc.

                        American Express Insurance Agency of   Dissolved                  Treasurer (resigned 6/29/07)
                        Arizona, Inc.

                        American Express Insurance Agency of   Dissolved                  Treasurer (resigned 6/29/07)
                        Idaho, Inc.



Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
                        American Express Insurance Agency of   Dissolved                  Treasurer (resigned 7/27/07)
                        Maryland, Inc.

                        American Express Insurance Agency of   Dissolved                  Treasurer (resigned 8/18/07)
                        Massachusetts, Inc.

                        American Express Insurance Agency of   Dissolved                  Treasurer (resigned 6/29/07)
                        Nevada, Inc.

                        American Express Insurance Agency of   Dissolved                  Treasurer (resigned 6/29/07)
                        New Mexico, Inc.

                        American Express Insurance Agency of   Dissolved                  Treasurer (resigned 6/29/07)
                        Oklahoma, Inc.

                        American Express Insurance Agency of   Dissolved                  Treasurer (resigned 7/2/07)
                        Wyoming, Inc.

                        American Express Property Casualty                                Treasurer
                        Insurance Agency of Kentucky, Inc.

                        American Express Property Casualty                                Treasurer
                        Insurance Agency of Maryland, Inc.

                        American Express Property Casualty                                Treasurer
                        Insurance Agency of Pennsylvania,
                        Inc.

                        American Partners Life Insurance       Dissolved                  Vice President and Treasurer (resigned
                        Company                                                           12/30/06)

                        Ameriprise Auto & Home Insurance       3500 Packerland Drive      Treasurer
                        Agency Inc.                            De Pere, WI 54115

                        Ameriprise Bank, FSB                   9393 Ameriprise            Treasurer
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        Ameriprise Captive Insurance Company                              Director and Treasurer

                        Ameriprise Certificate Company         70100 Ameriprise           Treasurer and Investment Committee Member
                                                               Financial Center,          (resigned 8/24/07)
                                                               Minneapolis, MN 55474

                        Ameriprise Financial, Inc.             200 Ameriprise Financial   Executive Vice President, Chief Financial
                                                               Center, Minneapolis, MN    Officer and Treasurer
                                                               55474

                        Ameriprise Financial Services, Inc.    5221 Ameriprise            Director and Treasurer
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        Ameriprise Insurance Company           3500 Packerland Drive      Treasurer
                                                               De Pere, WI 54115

                        AMEX Assurance Company                 Dissolved                  Treasurer (resigned 3/15/07)

                        Boston Equity General Partner LLC                                 Treasurer

                        IDS Cable Corporation                  Dissolved                  Treasurer (resigned 5/31/07)

                        IDS Cable II Corporation               Dissolved                  Treasurer (resigned 6/18/07)

                        IDS Capital Holdings Inc.                                         Treasurer

                        IDS Management Corporation                                        Treasurer

                        IDS Partnership Services               Dissolved                  Treasurer (resigned 6/18/07)
                        Corporation

                        IDS Property Casualty Insurance        3500 Packerland Drive      Treasurer
                        Company                                De Pere, WI 54115



Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
                        IDS Realty Corporation                 Dissolved                  Treasurer (resigned 6/18/07)

                        IDS REO 1, LLC                                                    Treasurer

                        IDS REO 2, LLC                                                    Treasurer

                        Investors Syndicate Development                                   Vice President and Treasurer
                        Corporation

                        Kenwood Capital Management LLC         333 S. 7th Street, Suite   Treasurer (resigned 9/30/06)
                                                               2330, Minneapolis, MN
                                                               55402

                        RiverSource CDO Seed Investments,                                 Treasurer
                        LLC

                        RiverSource Distributors, Inc.         50611 Ameriprise           Treasurer
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        RiverSource Distributors Ltd           Dissolved                  Treasurer (resigned)

                        RiverSource Life Insurance Company     20 Madison                 Vice President and Treasurer
                        of New York                            Ave. Extension,
                                                               P.O. Box 5144,
                                                               Albany, NY 12005

                        RiverSource Life Insurance Company     829 Ameriprise Financial   Vice President and Treasurer
                                                               Center, Minneapolis, MN
                                                               55474

                        RiverSource Service Corporation        734 Ameriprise Financial   Treasurer
                                                               Center, Minneapolis, MN
                                                               55474

                        RiverSource Tax Advantaged                                        Treasurer
                        Investments, Inc.

                        Securities America Advisors Inc.       12325 Port Grace Blvd.,    Director
                                                               Lavista, NE  68128-8204

                        Securities America Financial           7100 W. Center Rd., Ste.   Director
                        Corporation                            500, Omaha, NE
                                                               68106-2716

                        Securities America, Inc.               12325 Port Grace Blvd.,    Director
                                                               Lavista, NE 68128

                        Threadneedle Asset Management          60 St. Mary Axe, London    Director
                        Holdings Ltd.                          EC3A 8JQ

Richard N. Bush,        Advisory Capital Partners LLC          Dissolved                  Senior Vice President - Corporate Tax
Senior Vice                                                                               (resigned 5/23/06)
President, Corporate
Tax                     Advisory Capital Strategies Group                                 Senior Vice President - Corporate Tax
                        Inc.

                        Advisory Convertible Arbitrage LLC     Dissolved                  Senior Vice President - Corporate Tax
                                                                                          (resigned 5/23/06)

                        American Centurion Life Assurance      Dissolved                  Senior Vice President - Corporate Tax
                        Company                                                           (resigned 12/30/06)

                        American Enterprise Investment         70400 AXP Financial        Senior Vice President - Corporate Tax
                        Services Inc.                          Center, Minneapolis, MN
                                                               55474

                        American Enterprise Life Insurance     Dissolved                  Senior Vice President - Corporate Tax
                        Company                                                           (resigned 12/30/06)

                        American Enterprise REO 1 LLC          Dissolved                  Senior Vice President - Corporate Tax
                                                                                          (resigned 6/13/07)

                        American Express Financial Advisors    Dissolved                  Senior Vice President - Corporate Tax
                        Japan, Inc.                                                       (resigned 2/4/08)

                        American Express Insurance Agency of   Dissolved                  Senior Vice President - Corporate Tax
                        Alabama, Inc.                                                     (resigned 6/29/07)



Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
                        American Express Insurance Agency of   Dissolved                  Senior Vice President - Corporate Tax
                        Arizona, Inc.                                                     (resigned 6/29/07)

                        American Express Insurance Agency of   Dissolved                  Senior Vice President - Corporate Tax
                        Idaho, Inc.                                                       (resigned 6/29/07)

                        American Express Insurance Agency of   Dissolved                  Senior Vice President - Corporate Tax
                        Maryland, Inc.                                                    (resigned 6/29/07)

                        American Express Insurance Agency of   Dissolved                  Senior Vice President - Corporate Tax
                        Massachusetts, Inc.                                               (resigned 6/29/07)

                        American Express Insurance Agency of   Dissolved                  Senior Vice President - Corporate Tax
                        Nevada, Inc.                                                      (resigned 6/29/07)

                        American Express Insurance Agency of   Dissolved                  Senior Vice President - Corporate Tax
                        New Mexico, Inc.                                                  (resigned 6/29/07)

                        American Express Insurance Agency of   Dissolved                  Senior Vice President - Corporate Tax
                        Oklahoma, Inc.                                                    (resigned 6/29/07)

                        American Express Insurance Agency of   Dissolved                  Senior Vice President - Corporate Tax
                        Wyoming, Inc.                                                     (resigned 7/2/07)

                        American Express Property Casualty                                Senior Vice President - Corporate Tax
                        Insurance Agency of Kentucky, Inc.

                        American Express Property Casualty                                Senior Vice President - Corporate Tax
                        Insurance Agency of Maryland, Inc.

                        American Express Property Casualty                                Senior Vice President - Corporate Tax
                        Insurance Agency of Pennsylvania,
                        Inc.

                        American Partners Life Insurance       Dissolved                  Senior Vice President - Corporate Tax
                        Company                                                           (resigned 12/30/06)

                        Ameriprise Bank, FSB                   9393 Ameriprise            Senior Vice President - Corporate Tax
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        Ameriprise Financial, Inc.             200 Ameriprise Financial   Senior Vice President - Corporate Tax
                                                               Center, Minneapolis, MN
                                                               55474

                        Ameriprise Financial Services, Inc.    5221 Ameriprise            Senior Vice President - Corporate Tax
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        Ameriprise Insurance Company           3500 Packerland Drive      Senior Vice President - Corporate Tax
                                                               De Pere, WI 54115

                        AMEX Assurance Company                 Dissolved                  Senior Vice President - Corporate Tax
                                                                                          (resigned 9/30/07)

                        Boston Equity General Partner LLC                                 Senior Vice President - Corporate Tax

                        IDS Cable Corporation                  Dissolved                  Senior Vice President - Corporate Tax
                                                                                          (resigned 5/31/07)

                        IDS Cable II Corporation               Dissolved                  Senior Vice President - Corporate Tax
                                                                                          (resigned 6/18/07)

                        IDS Capital Holdings Inc.                                         Senior Vice President - Corporate Tax

                        IDS Futures Corporation                570 Ameriprise Financial   Senior Vice President - Corporate Tax
                                                               Center, Minneapolis, MN
                                                               55474

                        IDS Management Corporation                                        Senior Vice President - Corporate Tax

                        IDS Property Casualty Insurance        3500 Packerland Drive      Senior Vice President - Corporate Tax
                        Company                                De Pere, WI 54115



Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
                        IDS Realty Corporation                 Dissolved                  Senior Vice President - Corporate Tax
                                                                                          (resigned 6/18/07)

                        IDS REO 1, LLC                                                    Senior Vice President - Corporate Tax

                        IDS REO 2, LLC                                                    Senior Vice President - Corporate Tax

                        RiverSource Life Insurance Company     20 Madison                 Senior Vice President - Corporate Tax and
                        of New York                            Ave. Extension,            Authorized Officer - Derivatives Use Plan
                                                               Albany, NY 12005

                        RiverSource Life Insurance Company     829 Ameriprise Financial   Senior Vice President - Corporate Tax
                                                               Center, Minneapolis, MN
                                                               55474

                        RiverSource Service Corporation        734 Ameriprise Financial   Senior Vice President - Corporate Tax
                                                               Center, Minneapolis, MN
                                                               55474

                        RiverSource Tax Advantaged                                        Senior Vice President - Corporate Tax
                        Investments, Inc.

Peter Arthur Gallus,    Advisory Capital Partners LLC          Dissolved                  President, Chief Operating Officer and
Senior Vice                                                                               Chief Compliance Officer(resigned 5/23/06)
President, Chief
Operating Officer and   Advisory Capital Strategies Group                                 Director, President, Chief Operating
Assistant Treasurer     Inc.                                                              Officer and Chief Compliance Officer

                        Advisory Convertible Arbitrage LLC     Dissolved                  President, Chief Operating Officer and
                                                                                          Chief Compliance Officer (resigned
                                                                                          5/23/06)

                        Advisory Select LLC                    Dissolved                  President and Chief Operating Officer
                                                                                          (resigned 5/1/07)

                        Ameriprise Financial, Inc.             200 Ameriprise Financial   Vice President - Investment Administration
                                                               Center, Minneapolis, MN
                                                               55474

                        Ameriprise Financial Services, Inc.    5221 Ameriprise            Vice President - CAO-AEFA Investment
                                                               Financial Center,          Management
                                                               Minneapolis, MN 55474

                        Boston Equity General Partner LLC                                 President, Chief Operating Officer and
                                                                                          Chief Compliance Officer

                        IDS Capital Holdings Inc.                                         Vice President and Controller

                        Kenwood Capital Management LLC         333 S. 7th Street, Suite   Board Member
                                                               2330, Minneapolis, MN
                                                               55402

Christopher Paul        Ameriprise Trust Company               200 Ameriprise Financial   Director, Head of Institutional Sales,
Keating,                                                       Center, Minneapolis, MN    Client Service and Consultant
Head of Institutional                                          55474                      Relationships
Sales, Client Service
and Consultant          Kenwood Capital Management LLC         333 S. 7th Street, Suite   Board Member
Relationships                                                  2330, Minneapolis, MN
                                                               55402

Michelle Marie          Ameriprise Bank, FSB                   9393 Ameriprise            Director
Keeley,                                                        Financial Center,
Executive Vice                                                 Minneapolis, MN 55474
President - Equity
and Fixed Income        Ameriprise Financial, Inc.             200 Ameriprise Financial   Executive Vice President - Equity and
                                                               Center, Minneapolis, MN    Fixed Income
                                                               55474



Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
                        Ameriprise Financial Services, Inc.    5221 Ameriprise            Executive Vice President - Equity and
                                                               Financial Center,          Fixed Income
                                                               Minneapolis, MN 55474

                        IDS Property Casualty Insurance        3500 Packerland Drive      Vice President - Investments
                        Company                                De Pere, WI 54115

                        Kenwood Capital Management LLC         333 S. 7th Street, Suite   Board Member
                                                               2330, Minneapolis, MN
                                                               55402

                        RiverSource CDO Seed Investments,                                 Chairperson and President
                        LLC

                        RiverSource Life Insurance Company     829 Ameriprise Financial   Vice President - Investments
                                                               Center, Minneapolis, MN
                                                               55474

                        RiverSource Life Insurance Company     20 Madison                 Vice President - Investments
                        of New York                            Ave. Extension,
                                                               Albany, NY 12005

                        American Centurion Life Assurance      Dissolved                  Vice President - Investments (resigned
                        Company                                                           12/30/06)

                        American Enterprise Life Insurance     Dissolved                  Vice President - Investments (resigned
                        Company                                                           12/30/06)

                        American Partners Life Insurance       Dissolved                  Vice President - Investments, Investment
                        Company                                                           Committee Member (resigned 12/30/06)

                        Ameriprise Certificate Company         70100 Ameriprise           Vice President - Investments, Investment
                                                               Financial Center,          Committee Member (resigned 8/24/07)
                                                               Minneapolis, MN 55474

                        Ameriprise Insurance Company           3500 Packerland Drive      Vice President - Investments (resigned
                                                               De Pere, WI 54115          9/18/06)

                        AMEX Assurance Company                                            Vice President - Investments (resigned
                                                                                          9/30/2007)

Jennifer Davis          Kenwood Capital Management LLC         333 S. 7th Street, Suite   Chief Compliance Officer
Lammers,                                                       2330, Minneapolis, MN
Chief Compliance                                               55402
Officer
                        RiverSource Service Corporation        734 Ameriprise Financial   Chief Compliance Officer
                                                               Center, Minneapolis, MN
                                                               55474

Brian Joseph McGrane,   Advisory Capital Partners LLC          Dissolved                  Vice President and Chief Financial Officer
Director, Vice                                                                            (resigned 5/23/06)
President and Chief
Financial Officer       Advisory Capital Strategies Group                                 Vice President and Chief Financial Officer
                        Inc.

                        Advisory Convertible Arbitrage LLC     Dissolved                  Vice President and Chief Financial
                                                                                          Officer(resigned 5/23/06)

                        Advisory Select LLC                    Dissolved                  Vice President and Chief Financial
                                                                                          Officer(resigned 5/1/07)

                        Ameriprise Financial, Inc.             200 Ameriprise Financial   Senior Vice President and Lead Financial
                                                               Center, Minneapolis, MN    Officer
                                                               55474

                        Ameriprise Financial Services, Inc.    5221 Ameriprise            Vice President and Lead Financial Officer
                                                               Financial Center,          - Finance
                                                               Minneapolis, MN 55474



Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
                        Ameriprise Trust Company               200 Ameriprise Financial   Director
                                                               Center, Minneapolis, MN
                                                               55474

                        Boston Equity General Partner LLC                                 Vice President and Chief Financial Officer

                        RiverSource CDO Seed Investments, LLC                             Board Member

                        RiverSource Life Insurance Company     829 Ameriprise Financial   Director, Executive Vice President and
                                                               Center, Minneapolis, MN    Chief Financial Officer
                                                               55474

                        Ameriprise Certificate Company         70100 Ameriprise           Vice President and Chief Financial Officer
                                                               Financial Center,          (resigned 8/24/07)
                                                               Minneapolis, MN 55474

                        American Enterprise Life Insurance     Dissolved                  Director, Executive Vice President and
                        Company                                                           Chief Financial Officer (resigned
                                                                                          12/30/06)

                        American Partners Life Insurance       Dissolved                  Director (resigned 12/30/06)
                        Company

Thomas R. Moore,        Advisory Capital Strategies Group                                 Secretary
Secretary               Inc.

                        American Centurion Life Assurance      Dissolved                  Secretary (resigned 12/30/06)
                        Company

                        American Enterprise Investment         70400 AXP Financial        Secretary
                        Services Inc.                          Center, Minneapolis, MN
                                                               55474

                        American Enterprise Life Insurance     Dissolved                  Secretary (resigned 12/30/06)
                        Company

                        American Enterprise REO 1 LLC          Dissolved                  Secretary (resigned 6/13/07)

                        American Express Insurance Agency of   Dissolved                  Secretary (resigned 6/29/07)
                        Alabama, Inc.

                        American Express Insurance Agency of   Dissolved                  Secretary (resigned 6/29/07)
                        Arizona, Inc.

                        American Express Insurance Agency of   Dissolved                  Secretary (resigned 6/29/07)
                        Idaho, Inc.

                        American Express Insurance Agency of   Dissolved                  Secretary (resigned 7/27/07)
                        Maryland, Inc.

                        American Express Insurance Agency of   Dissolved                  Secretary (resigned 8/18/07)
                        Massachusetts, Inc.

                        American Express Insurance Agency of   Dissolved                  Secretary (resigned 6/29/07)
                        Nevada, Inc.

                        American Express Insurance Agency of   Dissolved                  Secretary (resigned 6/29/07)
                        New Mexico, Inc.

                        American Express Insurance Agency of   Dissolved                  Secretary (resigned 6/29/07)
                        Oklahoma, Inc.

                        American Express Insurance Agency of   Dissolved                  Secretary (resigned 7/2/07)
                        Wyoming, Inc.

                        American Express Property Casualty                                Secretary
                        Insurance Agency of Kentucky, Inc.

                        American Express Property Casualty                                Secretary
                        Insurance Agency of Maryland, Inc.



Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
                        American Express Property Casualty                                Secretary
                        Insurance Agency of Pennsylvania,
                        Inc.

                        American Partners Life Insurance       Dissolved                  Secretary (resigned 12/30/06)
                        Company

                        Ameriprise Bank, FSB                   9393 Ameriprise            Secretary
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        Ameriprise Captive Insurance Company                              Assistant Secretary

                        Ameriprise Financial, Inc.             200 Ameriprise Financial   Vice President, Chief Governance Officer
                                                               Center, Minneapolis, MN    and Corporate Secretary
                                                               55474

                        Ameriprise Financial Services, Inc.    5221 Ameriprise            Secretary
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        Ameriprise Insurance Company           3500 Packerland Drive      Secretary
                                                               De Pere, WI 54115

                        Ameriprise Trust Company               200 Ameriprise Financial   Secretary
                                                               Center, Minneapolis, MN
                                                               55474

                        AMEX Assurance Company                 Dissolved                  Secretary (resigned 9/30/07)

                        IDS Cable Corporation                  Dissolved                  Secretary (resigned 5/31/07)

                        IDS Cable II Corporation               Dissolved                  Secretary (resigned 6/18/07)

                        IDS Capital Holdings Inc.                                         Secretary

                        IDS Futures Corporation                570 Ameriprise Financial   Secretary
                                                               Center, Minneapolis, MN
                                                               55474

                        IDS Management Corporation                                        Secretary

                        IDS Property Casualty Insurance        3500 Packerland Drive      Secretary
                        Company                                De Pere, WI 54115

                        IDS Realty Corporation                 Dissolved                  Secretary (resigned 6/18/07)

                        IDS REO 1, LLC                                                    Secretary

                        IDS REO 2, LLC                                                    Secretary

                        Investors Syndicate Development                                   Secretary
                        Corporation

                        RiverSource CDO Seed Investments,                                 Secretary
                        LLC

                        RiverSource Distributors, Inc.         50611 Ameriprise           Secretary
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        RiverSource Life Insurance Company     20 Madison                 Secretary
                        of New York                            Ave. Extension,
                                                               Albany, NY 12005

                        RiverSource Life Insurance Company     829 Ameriprise Financial   Secretary
                                                               Center, Minneapolis, MN
                                                               55474

                        RiverSource Service Corporation        734 Ameriprise Financial   Secretary
                                                               Center, Minneapolis, MN
                                                               55474



Name and Title          Other Companies                        Address*                   Title within other companies
---------------------   ------------------------------------   ------------------------   ------------------------------------------
                        RiverSource Tax Advantaged                                        Secretary
                        Investments, Inc.

                        Securities America Financial           7100 W. Center Rd., Ste.   Secretary (resigned 11/19/07)
                        Corporation                            500, Omaha, NE
                                                               68106-2716

Scott Roane Plummer,    Ameriprise Financial, Inc.             200 Ameriprise Financial   Vice President - Asset Management
Chief Legal Officer                                            Center, Minneapolis, MN    Compliance
and Assistant                                                  55474
Secretary
                        Ameriprise Financial Services, Inc.    5221 Ameriprise            Vice President and Chief Counsel - Asset
                                                               Financial Center,          Management
                                                               Minneapolis, MN 55474

                        RiverSource Distributors, Inc.         50611 Ameriprise           Chief Counsel
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        RiverSource Service Corporation        734 Ameriprise Financial   Vice President, Chief Legal Officer and
                                                               Center, Minneapolis, MN    Assistant Secretary
                                                               55474

                        Ameriprise Certificate Company         70100 Ameriprise           Vice President, General Counsel and
                                                               Financial Center,          Secretary (resigned 8/24/07)
                                                               Minneapolis, MN 55474

William Frederick       Advisory Capital Strategies Group                                 Director
'Ted' Truscott          Inc.
Chairman, Chief
Investment Officer      Ameriprise Certificate Company         70100 Ameriprise           Director, President and Chief Executive
and President                                                  Financial Center,          Officer (resigned 8/24/07)
                                                               Minneapolis, MN 55474

                        Ameriprise Financial, Inc.             200 Ameriprise Financial   President - U.S. Asset Management,
                                                               Center, Minneapolis, MN    Annuities and Chief Investment Officer
                                                               55474

                        Ameriprise Financial Services, Inc.    5221 Ameriprise            Senior Vice President and Chief Investment
                                                               Financial Center,          Officer
                                                               Minneapolis, MN 55474

                        Ameriprise Trust Company               200 Ameriprise Financial   Director
                                                               Center, Minneapolis, MN
                                                               55474

                        IDS Capital Holdings Inc.                                         Director and President

                        Kenwood Capital Management LLC         333 S. 7th Street, Suite   Board Member
                                                               2330, Minneapolis, MN
                                                               55402

                        RiverSource Distributors, Inc.         50611 Ameriprise           Chairman and Chief Executive Officer
                                                               Financial Center,
                                                               Minneapolis, MN 55474

                        Threadneedle Asset Management          60 St. Mary Axe, London    Director
                        Holdings Ltd.                          EC3A 8JQ

* Unless otherwise noted, address is 50605 Ameriprise Financial Center, Minneapolis, MN 55474

Item 27. Principal Underwriter (RiverSource Distributors, Inc.)



(a) RiverSource Distributors, Inc. acts as principal underwriter for the following investment companies:

RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, principal officer or partner of RiverSource Distributors, Inc.

Name and
Principal Business Address*        Positions and Offices with Underwriter   Positions and Offices with Fund
--------------------------------   --------------------------------------   -----------------------------------
Neysa M. Alecu                     Anti-Money Laundering Officer            None

Gumer C. Alvero                    Director and Vice President              None

Patrick Thomas Bannigan            Vice President                           President

Timothy V. Bechtold                Director and Vice President              None

Walter S. Berman                   Treasurer                                None

Paul J. Dolan                      Chief Operating Officer and Chief        None
                                   Administrative Officer

Jeffrey P. Fox                     Chief Financial Officer                  Treasurer

Jeffrey Lee McGregor, Sr.          President                                None

Thomas R. Moore                    Secretary                                None

Scott Roane Plummer                Chief Counsel                            Vice President, General Counsel and
                                                                            Secretary

Julie A. Ruether                   Chief Compliance Officer                 None

William Frederick 'Ted' Truscott   Chairman and Chief Executive Officer     Board Member and Vice President

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

(c)  Not Applicable

Item 28. Location of Accounts and Records

     Ameriprise Financial, Inc.
     707 Second Avenue, South
     Minneapolis, MN 55402

     Iron Mountain Records Management
     920 & 950 Apollo Road
     Eagan, MN 55121

     Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 29. Management Services

     Not Applicable



Item 30. Undertakings

     Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE GLOBAL SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota on the 25th day of June, 2008.

RIVERSOURCE GLOBAL SERIES, INC.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of June, 2008.

Signature                               Capacity
-------------------------------------   ------------------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Director
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Alison Taunton-Rigby*               Director
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Director
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Sept. 11, 2007, filed electronically on or about Oct. 2, 2007 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 33-25824, by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

                CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 55
                     TO REGISTRATION STATEMENT NO. 33-25824

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

Part A and Part B.

     Class R5 Supplement for Threadneedle Emerging Markets Fund prospectus. Class I Supplement for Threadneedle Global Equity Fund prospectus.

Part C.

     Other information.

The signatures.

                                  EXHIBIT INDEX

(i) Opinion and consent of counsel as to the legality of the securities being registered.

(j)  Consent of Independent Registered Public Accounting Firm (Ernst & Young
     LLP).